Employee Benefit Plan, Master Trust - Net Investment Income (Loss) (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Allocation, Income and Change in Plan Equity [Line Items]
Net appreciation (depreciation) in fair value of investments	$ 34,137,396
Dividend income	2,719,067
Net investment income (loss)	860,981,725
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Schedule of Allocation, Income and Change in Plan Equity [Line Items]
Net appreciation (depreciation) in fair value of investments	779,230,889
Interest Income	60,796,842
Dividend income	33,300,698
Investment management expenses	$ (12,346,704)